Debt (10-Q) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt [Abstract]
Debt outstanding

Total debt outstanding consists of the following (in thousands):
	December 31,	March 31,
	2012	2013
Senior Secured Convertible Notes	$15,005	$15,005
Embedded derivative liability	276	273
Working Capital Note	3,660	3,660
Unamortized debt discount	(7,672)	(6,955)
	11,269	11,983
Less current portion	(1,786)	(2,805)
Total long-term debt	$9,483	$9,178

Total debt outstanding consists of the following (in thousands):
	December 31,
	2011	2012
Senior Secured Convertible Notes	$—	$15,005
Embedded derivative liability	—	276
Working Capital Note	5,000	3,660
Equipment and Supplemental Working Capital Notes	126	—
Unamortized debt discount	(139)	(7,672)
	4,987	11,269
Less current portion	(2,205)	(1,786)
Total long-term debt	$2,782	$9,483